Non-controlling Interests (Tables)	6 Months Ended
Jun. 30, 2025
Non-controlling Interests
Schedule of reconciliation of non-controlling interest
	June 30,	December 31,
	2025	2024
Beginning balance	$(3,031,675)	$(2,712,752)
Proportionate shares of net loss	(18,285)	(323,515)
Disposal discontinued operations	3,050,153	-
Non-controlling interest from acquisition*	11,819,885	-
Foreign currency translation adjustment	202,392	4,592
Total	$12,022,470	$(3,031,675)